RULE 497(J) CERTIFICATION

Date: November 13, 1997

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger Institutional Products Trust (the "Trust"), on behalf of each of its series known as the Berger IPT - 100 Fund, the Berger IPT - Growth and Income Fund, the Berger IPT Small Company Growth Fund and the Berger/BIAM IPT - International Fund (the "Funds"), respectively, hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Funds; and

(2) the text of Post-Effective Amendment No. 4 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 13, 1997.

                                              BERGER INSTITUTIONAL PRODUCTS
                                              TRUST on behalf of each of its
                                              series known as the Berger IPT -
                                              100 Fund, the Berger IPT Growth
                                              and Income Fund, the Berger IPT
                                              Small Company Growth Fund and the
                                              Berger/BIAM IPT - International
                                              Fund


                                              By:   /S/ KEVIN R. FAY
                                                 Title: Vice President